Borrowings and Debentures - Long-term Borrowings (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 2,022,537		₩ 2,104,996
Less current installments	(50,388)		(89,631)
Long-term borrowings, excluding current installments	1,972,149		2,015,365
Gross amount [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 2,045,266		2,134,007
Gross amount [member] | KEB Hana bank longterm borrowings with3.51 percent interest due February 28 2019 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	3.51%	3.51%
Maturity	Feb. 28, 2020
Long-term borrowings			40,000
Gross amount [member] | Korea Development Bank longterm borrowings with 2.2 % interest due Jul. 30, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jul. 30, 2019
Long-term borrowings			9,750
Borrowings, interest rate basis	3M CD + 0.60
Borrowings, adjustment to interest rate basis	0.60%	0.60%
Gross amount [member] | Korea Development Bank long term borrowings with 2.2 % interest due Jul. 30, 2019 two [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jul. 30, 2019
Long-term borrowings			2,500
Borrowings, interest rate basis	3M CD + 0.60
Borrowings, adjustment to interest rate basis	0.60%	0.60%
Gross amount [member] | Korea Development Bank long-term borrowings with 2.32% interest due December 20, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 20, 2021
Long-term borrowings	₩ 24,500		36,750
Borrowings, interest rate basis	3M CD + 0.61
Borrowings, adjustment to interest rate basis	0.61%	0.61%
Gross amount [member] | Korea Development Bank long term borrowings with 2.78 % interest due Dec. 21, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 21, 2022
Long-term borrowings	₩ 37,500		50,000
Borrowings, interest rate basis	3M CD + 0.71
Borrowings, adjustment to interest rate basis	0.71%	0.71%
Gross amount [member] | Credit Agricole CIB [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 14, 2023
Long-term borrowings	₩ 50,000		50,000
Borrowings, interest rate basis	3M CD + 0.82
Borrowings, adjustment to interest rate basis	0.82%	0.82%
Gross amount [member] | Shinhan Bank and others long term borrowings with 4.21% due September 30 2023 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	4.21%	4.21%
Maturity	Sept. 30, 2023
Long-term borrowings	₩ 1,750,000		1,750,000
Gross amount [member] | Shinhan bank and others longterm borrowings with 7.20% due September 30 2023 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	7.20%	7.20%
Maturity	Sept. 30, 2023
Long-term borrowings	₩ 150,000		150,000
Gross amount [member] | Export Kreditnamnden long-term borrowings with 1.70% interest due April 29, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.70%	1.70%
Maturity	Apr. 29, 2022
Long-term borrowings	₩ 33,266	$ 28,732	45,007	$ 40,253
Present value discount [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ (22,729)		₩ (29,011)